UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2000
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Teleos Management, L.L.C.
           --------------------------------------------------
Address:   55 Railroad Avenue, 2nd Floor
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  28- 7608
                          ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Daniel Gressel
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     203-629-6565
           --------------------------------------------------

Signature, Place, and Date of Signing:

         /s/ Daniel Gressel          Greenwich, Connecticut       08/11/00
       ------------------------   ------------------------------  ----------

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0
                                               -------------

Form 13F Information Table Entry Total:            49
                                               -------------

Form 13F Information Table Value Total:            $89,668

                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed,
other than the manager filing this report.      NONE
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

                                                  Form 13F INFORMATION TABLE


              COLUMN 1                COLUMN 2    COLUMN 3 COLUMN 4      COLUMN 5      COLUMN 6  COLUMN 7          COLUMN 8
--------------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
    NAME OF ISSUER                TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED    NONE
--------------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- -------- ----------------
ADVANCED MICRO DEVICES INC        COM            007903107    3863     50000  SH       SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC        CALL           0079030GQ    3090     40000  SH  CALL SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO DEVICES INC        PUT            0079030SP    1931     25000  SH  PUT  SOLE                  25000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AES CORP                          COM            00130H105     411      9000  SH       SOLE                   9000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ALCOA INC                         COM            013817101    2900    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO               PUT            0258160SK    2085     40000  SH  PUT  SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
AMERICA ONLINE INC DEL            COM            02364J104     606     11500  SH       SOLE                  11500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA CORPORATION       CALL           0605050GJ    2150     50000  SH  CALL SOLE                  50000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BARD C R INC                      COM            067383109    3850     80000  SH       SOLE                  80000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
BELO A H CORP DEL                 COM SER A      080555105     715     41300  SH       SOLE                  41300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CABLEVISION SYS CORP              CL A           12686C109    2036     30000  SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CASH AMER INTL INC                COM            14754D100    9477   1285000  SH       SOLE                1285000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CLASSIC COMMUNICATIONS INC        CL A           182728204     197     22000  SH       SOLE                  22000     0        0
-----------------------------------------------------------------------------------------------------------------------------------

COLUMBIA LABS INC                 COM            197779101     345     60000  SH       SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMPAQ COMPUTER CORP              COM            204493100    2556    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COMSTOCK RES INC                  COM NEW        205768203     454     56700  SH       SOLE                  56700     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CONVERSE INC DEL               SUB NT CONV 7%04  212540AA6       1     10500  SH       SOLE                  10500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE CR INDS INC DEL       COM            222372104    3031    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
COUNTRYWIDE CR INDS INC DEL       CALL           2223720GG    1213     40000  SH  CALL SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
CROWN CASTLE INTL CORP            COM            228227104     602     16500  SH       SOLE                  16500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DOVER DOWNS ENTMT INC             COM            260086103    1540    110000  SH       SOLE                 110000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DYNEGY NEW                        CL A           26816Q101     717     10500  SH       SOLE                  10500     0        0
-----------------------------------------------------------------------------------------------------------------------------------
ENSCO INTL INC COM                COM            26874Q100     358     10000  SH       SOLE                  10000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FLEET BOSTON FINL CORP            COM            339030108     510     15000  SH       SOLE                  15000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
FRANKLIN RES INC                  COM            354613101    2521     83000  SH       SOLE                  83000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GERALD STEVENS INC                COM            37369G101     359    250000  SH       SOLE                 250000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                       COM            375766102     524     15000  SH       SOLE                  15000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD               COM            G3921A100     789     30000  SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL CROSSING LTD               CALL           G3921A0HE    2631    100000  SH  CALL SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GLOBAL LT TELECOMMUNICATIONS      COM            37934X100    1859    170000  SH       SOLE                 170000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
DISNET WALT CO                    COM GO COM     254687205    1194    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
GSE SYS INC                       COM            36227K106     450    100000  SH       SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------

HEWLETT PACKARD CO                PUT            4282360SC    4995     40000  SH  PUT  SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC                COM            438516106     707     21000  SH       SOLE                  21000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
INTEL CORP                        PUT            4581400SE    9358     70000  SH  PUT  SOLE                  70000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
KOHLS CORP                        PUT            5002550SI    2225     40000  SH  PUT  SOLE                  40000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
METHODE ELECTRS INC               CL A           591520200     464     12000  SH       SOLE                  12000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                      CALL           6200760HF    2906    100000 SH  CALL  SOLE                 100000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
NETRADIO CORP                     COM            64114E108     832    383200  SH       SOLE                 383200     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                    COM            708160106    2766    150000  SH       SOLE                 150000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PENNEY J C INC                    CALL           7081600HW     369     20000  SH  CALL SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
PHOENIX TECHNOLOGY LTD            COM            719153108     250     15300  SH       SOLE                  15300     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SAFECO CORP                       COM            786429100    1391     70000  SH       SOLE                  70000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SK TELECOM CO LTD               SPONSORED ADR    78440P108    1089     30000  SH       SOLE                  30000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SOUTHWEST SECS GROUP INC          COM            845224104     745     20000  SH       SOLE                  20000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPANISH BROADCASTING SYS INC      CL A           846425882     761     37000  SH       SOLE                  37000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
SPRINT CORP                      COM FON GROUP   852061100    3060     60000  SH       SOLE                  60000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
WOLVERINE WORLD WIDE INC          COM            978097103    2568    260000  SH       SOLE                 260000     0        0
-----------------------------------------------------------------------------------------------------------------------------------
YOUTHSTREAM MEDIA NETWORKS INC    COM            987819109     217     36600  SH       SOLE                  36600     0        0
-----------------------------------------------------------------------------------------------------------------------------------